Related parties - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related parties
Trade accounts receivable	$ 3,620	$ 963
Trade accounts receivable, current	3,620	963
Related parties (assets), non-current	744	740
Related parties (assets)	744	740
Trade payables	11,345	3,408
Trade payables, current	11,345	3,408
Dividends payable	6,662	663
Dividends payable, current	6,662	663
Related parties (liabilities)	834	1,580
Related parties (liabilities), current		63
Related parties (liabilities), non-current	834	1,517
Votorantim S.A.
Related parties
Related parties (assets)	3	3
Trade payables	517	478
Andrade Gutierrez Engenharia S.A.
Related parties
Trade payables	1,415
Companhia Brasileira de Aluminio
Related parties
Trade accounts receivable	1,812	214
Trade payables	341
Related parties (liabilities)	11	12
Votorantim Cimentos S.A.
Related parties
Trade accounts receivable	1,518	623
Related parties (assets)	738	737
Trade payables	48	85
Votener Votorantim Comercializadora de Energia Ltda.
Related parties
Trade accounts receivable	290
Trade payables	7,172	2,060
Votorantim International CSC S.A.C
Related parties
Trade payables	500
Other
Related parties
Trade accounts receivable		126
Related parties (assets)	3
Trade payables	1,352	785
Dividends payable	6,662	663
Related parties (liabilities)	$ 823	$ 1,568